January 25, 2011
VIA EDGAR
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re:	Causeway Capital Management Trust
Causeway Global Absolute Return Fund
File Nos. 333-67552; 811-10467
Post-Effective Amendment No. 19 Filing Pursuant to 497(j)
Ladies and Gentlemen:
     Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), I hereby certify on behalf of the Causeway Global Absolute Return Fund that the Prospectus and Statement of Additional Information dated January 21, 2011 that would have been filed pursuant to Rule 497(c) of the 1933 Act do not differ from those filed as part of Post-Effective Amendment No. 19 filed electronically on January 21, 2011.
     Please do not hesitate to contact me at (310) 231-6117 should you have any questions.

Sincerely,
/s/ Turner Swan
Turner Swan
President, Causeway Capital Management Trust